Related Party Transactions - Additional Information (Detail) - USD ($)				11 Months Ended
	Jul. 14, 2020	Jul. 13, 2020	Feb. 04, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayment of notes payable to related party current		$ 215,215		$ 814,319
Debt instrument convertible portion				$ 1,500,000
Debt instrument conversion price per unit				$ 1.50
Sponsor
Related Party Transaction [Line Items]
Percentage of founder shares to total issued and outstanding shares				20.00%
Sponsor | Maximum
Related Party Transaction [Line Items]
Debt instrument face value			$ 300,000
Sponsor | Administrative Services
Related Party Transaction [Line Items]
Related party transaction amounts of transaction	$ 25,000			$ 137,500
Sponsor | Offering Costs
Related Party Transaction [Line Items]
Related party transaction amounts of transaction			$ 25,000
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Stock issued during the period for services			11,500,000
Common stock shares outstanding		18,112,500
Common stock shares subject to forfeiture				2,362,500
Share transfer, trigger price price per share				$ 12.00
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining share price				30 days